STOCK OPTIONS AND WARRANTS (Detail Textuals 3) (Stock Options, USD $)	12 Months Ended
Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options relating to the 2008 grant and to be vest on September 24, 2013	30,000
Unrecognized compensation cost	$ 1,426,392